Warrants (Tables)	12 Months Ended
Jun. 30, 2026
Warrants [Abstract]
Schedule of Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

As of February 28, 2025
Exercise price*	$500
Stock price*	$376
Expected life of the warrants (in years)	3.67
Risk free rate	4.00%
Dividend yield	-%
Volatility	54.43%

	Number of warrants	Weighted average exercise price*	Weighted average remaining term (years)
Outstanding as of June 30, 2024	-	-	-
Issued	140,000	500	5.00
Exercised	-	-	-
Forfeited or expired	-	-	-
Outstanding as of June 30, 2025	140,000	500	5.00
Issued	-	-	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Outstanding as of June 30, 2026	140,000	500	3.67

* The prices presented in the table were retrospectively adjusted to reflect the 2026 Reverse Share Split.